919 Third Avenue New York, NY 10022 Tel 212 909 6000 Fax 212 909 6836 www.debevoise.com

            May 20, 2013

Nicholas P. Panos

Senior Special Counsel

Office of Mergers & Acquisitions

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-7010

Re:	Dell Inc.

Amendments No. 3 and 4 to Schedule 13E-3

Filed May 10, 2013 and May 13, 2013 by Dell Inc., Denali Holding Inc.,

Silver Lake Partners III, L.P., Mr. Michael S. Dell, MSDC

Management, L.P., et al. File No. 005-42053

Amendments to Preliminary Proxy Statement on

Schedule 14A File No. 000-17017

Filed May 10, 2013 and May 13, 2013

Dear Mr. Panos:

Dell Inc. (“Dell” or the “Company”) hereby submits its responses to the comments of the staff of the U.S. Securities and Exchange Commission (the “Staff”) contained in your letter, dated May 16, 2013, relating to the above-referenced Amendments to the Preliminary Proxy Statement on Schedule 14A (the “Revised Proxy Statement”) and Amendments No. 3 and 4 to the Schedule 13E-3 filed on May 10, 2013 and May 13, 2013. For your convenience, the comments of the Staff are set forth in bold italicized text below, and the responses of the Company are set forth in plain text immediately following each comment.

The Company is submitting, via EDGAR, an amended Preliminary Proxy Statement on Schedule 14A (the “Amended Proxy Statement”) and Amendment No. 5 to the Schedule 13E-3 (the “Amended Schedule 13E-3”), each containing changes made in response to the Staff’s comments, as well as certain updated information. We are enclosing copies of the Amended Proxy Statement and the Amended Schedule 13E-3

New York — Washington, D.C. — London — Paris — Frankfurt — Moscow — Hong Kong — Shanghai

Nicholas P. Panos	May 20, 2013
U.S. Securities and Exchange Commission

marked to show changes against the filings of the Revised Proxy Statement filed on May 13, 2013 and Amendment No. 4 to the Schedule 13E-3 filed on May 13, 2013. Page references in the responses below refer to the Amended Proxy Statement. Capitalized terms used, but not defined herein, have the meanings assigned to such terms in the Amended Proxy Statement.

Schedule 13E-3

Exhibits

1.	We note that the revised disclosure in response to prior comment 1 only states that the financial advisors have consented to the inclusion of the presentations to the Special Committee and the Board as exhibits to the Schedule 13E-3 but does not address the statements that suggest that shareholders may not rely on the opinion. Please provide the qualifying disclosures requested by the Division of Corporation Finance which are accessible via the following link: http://www.sec.gov/divisions/corpfin/guidance/ci111400ex_regm-a.htm. Alternatively, revise the exhibits to delete the objectionable statements.

In response to the Staff’s comment, the Company has deleted the statements to which the guidance referred to in the Staff’s comment applies and re-filed the relevant presentations as exhibits to the Amended Schedule 13E-3.

General

2.	We noticed the Form 8-K filed today, May 16, 2013. Advise us whether or not the fairness determination reached by Dell in response to Item 8 of Schedule 13E-3 and corresponding Item 1014(a) of Regulation 14A, as well as the related factors in support of such determination, will be revised take into account the reported financial results. To the extent the reported financial results will not be information considered by Dell in connection with its stated position regarding the fairness of the proposed transaction, please revise the disclosure to make expressly clear that such information has been excluded from the fairness determination and supporting analysis.

In response to the Staff’s comment, the Company has revised the disclosure on pages 60 and 61 of the Amended Proxy Statement.

3.	Please treat comment number two in this comment letter as if it also applies to all filing persons on the Schedule 13E-3 other than Dell, Inc., and provide us with a response.

In response to the Staff’s comment, the Company has revised the disclosure on pages 85 and 86 of the Amended Proxy Statement.

* * * * *

Nicholas P. Panos	May 20, 2013
U.S. Securities and Exchange Commission

Please direct any questions that you have with respect to the foregoing to Jeffrey J. Rosen at (212) 909-6281 or William D. Regner at (212) 909-6698.

Sincerely,

/s/ Jeffrey J. Rosen

Jeffrey J. Rosen

cc:	Brian T. Gladden Dell Inc.